Consolidated Statements Of Cash Flows $ in Millions	12 Months Ended
	Feb. 24, 2023 USD ($)		Feb. 25, 2022 USD ($)		Feb. 26, 2021 USD ($)
OPERATING ACTIVITIES
Net Income (Loss) Attributable to Parent	$ 35.3		$ 4.0		$ 26.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	90.0		83.2		85.2
Goodwill impairment charge	0.0		0.0		17.6
Restructuring costs	19.2		0.0		28.6
Gain on sale of fixed assets	(12.9)		(15.1)		(5.3)
Deferred income taxes	(1.0)		(14.1)		15.9
Share-based compensation	21.8		16.1		20.9
Equity in income of unconsolidated affiliates	(12.5)		(7.8)		(9.3)
Dividends received from unconsolidated affiliates	7.8		5.5		8.1
Other	(0.1)		(2.7)		(8.0)
Changes in operating assets and liabilities, net of acquisitions, divestures, and deconsolidations:
Accounts receivable	(43.7)		(74.9)		120.9
Inventories	12.0		(133.4)		27.1
Income taxes receivable	36.4		7.8		7.8
Other assets	(6.8)		(8.9)		(30.7)
Accounts payable	(39.3)		62.9		(69.0)
Employee compensation liabilities	34.2		(19.3)		(138.7)
Employee benefit obligations	(12.4)		(15.4)		(22.6)
Customer deposits	(24.9)		18.4		2.2
Accrued expenses and other liabilities	(13.7)		(8.9)		(12.0)
Net cash provided by operating activities	89.4		(102.6)		64.8
INVESTING ACTIVITIES
Capital expenditures	(59.1)		(60.5)		(41.3)
Proceeds from disposal of fixed assets	9.9		17.4		7.4
Proceeds from COLI policies	12.2		7.8		2.2
Acquisitions, net of cash acquired	(105.3)		(32.6)		(3.8)
Other	7.5		2.4		4.9
Net cash provided by (used in) investing activities	(134.8)		(65.5)		(30.6)
FINANCING ACTIVITIES
Dividends paid	(57.3)		(62.6)		(43.5)
Common stock repurchases	(3.9)		(55.2)		(42.7)
Borrowings on global committed bank facility	565.2		0.0		250.0
Repayments on global committed bank facility	(565.2)		0.0		(250.0)
Other	(1.7)		(2.2)		(1.6)
Net cash used in financing activities	(62.9)		(120.0)		(87.8)
Effect of exchange rate changes on cash and cash equivalents	(1.5)		(0.5)		2.1
Net decrease in cash, cash equivalents and restricted cash	(109.8)		(288.6)		(51.5)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	97.2	[1]	207.0	[1],[2]	495.6	[1],[2]
Restricted Cash	6.8		6.1		5.8
Supplemental Cash Flow Information:
Income taxes paid, net of refunds received	(16.6)		2.5		24.6
Interest paid, net of amounts capitalized	$ 26.2		$ 23.2		$ 25.4

[1]	These amounts include restricted cash of $6.8, $6.1 and $5.8 as of February 24, 2023, February 25, 2022 and February 26, 2021, respectively.
[2]	These amounts include restricted cash of $6.1, $5.8 and $6.1 as of February 25, 2022, February 26, 2021 and February 28, 2020, respectively.